Amounts Receivable	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Amounts Receivable

5.	AMOUNTS RECEIVABLE

	December 31, 2019	December 31, 2018
Sales tax receivables
Canada	$8.9	$10.6
Mexico	18.1	17.5
Other	5.7	3.4
Concentrate receivable	—	2.3
Other receivables	4.7	5.7
	$37.4	$39.5

Sales tax receivables are mainly related to value-added taxes at the Company's Mexican and Canadian operations. The Company expects that these receivables will be collected within the next year.